Contractual Maturities of Debt Securities Classified as Available-for-Sale (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Due after one year through five years, cost	¥ 693
Due after one year through five years, fair value	696
Over five years, cost	1,143
Over five years, fair value	1,256
Cost	1,836
Fair Value	¥ 1,952